Subordinated liabilities - Disclosure of undated and dated subordinated liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Subordinated liabilities [abstract]
Undated subordinated liabilities	£ 134	£ 143
Dated subordinated liabilities	42,278	36,339
Total subordinated liabilities	£ 42,412	£ 36,482